PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
NOTE 5:-	PROPERTY AND EQUIPMENT

	December 31,
	2011	2012
Cost:

Computers and peripheral equipment	$567	$752
Office furniture and equipment	184	185
Leasehold improvements	50	50

	801	987
Accumulated depreciation	640	742

Depreciated cost	$161	$245

The depreciation expense for the years ended December 31, 2010, 2011 and 2012 amounted to $ 97, $ 82 and $ 102, respectively.